Receivables, net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Components of Receivables, Net

Receivables, net consisted of the following (in thousands):

	Year Ended December 31,
	2014	2013
Accounts receivable, net	$9,771	$8,649
Warranty insurance receivable (Note 15)	10,047	12,489
Notes and contracts receivable	300	39,259
Total receivables	$20,118	$60,397